4. CONVERTIBLE DEBENTURES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Convertible Debentures Details
Principal balance	$ 209,100	$ 209,100
Accumulated amortization	0	(107,016)
Convertible debentures, net	$ 209,100	$ 162,084